March 7, 2014

Via Electronic Transmission

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	LoCorr Investment Trust File Nos. 811-22509 and 333-171360

Ladies and Gentlemen:

On behalf of LoCorr Investment Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 14 to the Trust's Registration Statement (the "Amendment").  The purpose of this filing is to register shares of the LoCorr Tactical Trend Fund.  If you have any questions concerning this filing, please contact John Domaschko at (513) 352-6559, JoAnn Strasser at (614) 469-3265 or Parker Bridgeport at (614) 469-43238.

Very truly yours,

/s/ Parker Bridgeport